Earnings (Loss) Per Share (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Anti-dilutive securities	155,490,152	132,174,660	159,830,830	134,212,426
Warrants
Anti-dilutive securities	31,703,385	21,593,385	104,014,927	97,977,851
Options
Anti-dilutive securities	98,728,335	110,581,275
Convertible Promissory Notes
Anti-dilutive securities	25,058,432	0